OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES	12 Months Ended
Dec. 31, 2011
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES [Abstract]
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES
NOTE 3:-	OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES

	December 31,
	2010	2011

Government authorities	$1,019	$1,053
Employees	33	26
Prepaid expenses	747	3,711
Advances to suppliers	683	362
Others	148	286

	$2,630	$5,438